Quarterly Results of Operations (Unaudited) (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended
	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 30, 2010	Mar. 24, 2010	Dec. 23, 2009	Sep. 23, 2009	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Quarterly Results of Operations (Unaudited)
Severance charges		$ 1,000,000	$ 900,000	$ 2,800,000					$ 5,034,000	$ 1,887,000	$ 5,496,000
Lease termination charges	1,000,000		800,000	1,200,000		4,000,000		2,200,000		4,000,000
Long lived asset impairments	800,000		1,100,000		4,600,000		20,600,000		1,937,000	19,789,000	10,517,000
Pre-tax gain (loss) on the sale of business					$ 16,500,000